5A. Receivable from Former Officer and Director (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Gross receivable
Sale of Company common stock, proceeds retained by Mr. Feller	$ 640,000	$ 640,000
Value of 3,787 shares of common stock owed by Mr. Feller to the Company valued at December 31, 2012 price of $19.00 and 673 shares valued at December 31, 2013 price of $3.00	2,020	71,946
Vintage automobile retained by Mr. Feller	38,100	38,100
Other	4,622	4,622
Gross receivable	684,742	754,668
Deferred salary	(113,667)	(113,667)
Expense reports submitted and approved	(30,540)	(30,540)
Write off receivable based on stock offsets (see below)	(538,515)	(538,515)
Net receivable	$ 2,020	$ 71,946